ELFUN GOVERNMENT MONEY MARKET FUND
Elfun Government Money Market Fund
INVESTMENT OBJECTIVE
A high level of current income consistent with prudent investment management and the preservation of capital.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ELFUN GOVERNMENT MONEY MARKET FUND Elfun Government Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ELFUN GOVERNMENT MONEY MARKET FUND Elfun Government Money Market Fund
Management Expenses	0.10%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	0.33%	[2]
[1]	Expenses have been restated to reflect current expenses.
[2]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in SSGA FM’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction for up to three years from the date reduced, provided that the total operating expense ratio for the Elfun Government Money Market Fund, after giving effect to the recoupment, would not exceed 0.60% for the fiscal year in which the recoupment is made. SSGA FM may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ELFUN GOVERNMENT MONEY MARKET FUND | Elfun Government Money Market Fund | USD ($)	34	106	185	418

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
ELFUN GOVERNMENT MONEY MARKET FUND | Elfun Government Money Market Fund | USD ($)	34	106	185	418

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The Elfun Government Money Market Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, the Adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Fund invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk), to maintain a maximum dollar-weighted average maturity and dollar-weighted average life of 60 days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Fund attempts to meet its investment objective by investing in:

Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“Ginnie Mae”), which are backed by the full faith and credit of the United States;

Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

Repurchase agreements with respect to U.S. government securities.
PRINCIPAL RISKS
An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. General risks associated with the Fund’s investment policies and investment strategies are discussed below. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

In addition, the Fund is subject to the following risks:
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate the transaction, and it may be delayed or prevented from realizing on any collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Income Risk: The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Money Market Fund Regulatory Risk: The U.S. Securities and Exchange Commission (“SEC”) has recently implemented regulatory changes that affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds are now required to have a floating net asset value. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes have been implemented recently, and they could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund’s investment return and on the liquidity of investments in money market funds.

Money Market Risk: An investment in a government money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a government money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a government money market fund’s share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

Stable Share Price Risk: If the market value of one or more of the Fund’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

Significant Exposure to U.S. Government Agencies or Instrumentalities Risk: To the extent the Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.

U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage. Floating rate notes are generally subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such securities.

PERFORMANCE
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a 90 Day U.S. Treasury bill index. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling 1-800-242-0134 or by visiting our website at www.ssga.com/geam.
ANNUAL TOTAL RETURNS (%) (years ended 12/31)

Highest/Lowest quarterly results during this time period were:

Highest 1.31% (quarter ended September 30, 2007)
Lowest 0.00% (quarter ended September 30, 2015)
7-Day Yield 0.22% (as of December 31, 2016)
7-Day Effective Yield 0.22% (as of December 31, 2016)
AVERAGE ANNUAL TOTAL RETURNS (%) (for the periods ended December 31, 2016)
Average Annual Total Returns - ELFUN GOVERNMENT MONEY MARKET FUND	1 Year	5 Years	10 Years	Inception Date
Elfun Government Money Market Fund	0.06%	0.05%	0.86%	Jun. 13, 1990
90 Day U.S. T- Bill (does not reflect fees, expenses or taxes)	0.32%	0.11%	0.67%	Jun. 13, 1990